Contingencies (Details) $ in Millions		12 Months Ended
	May 02, 2019 lawsuit	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jan. 13, 2022 lawsuit
Loss Contingencies [Line Items]
Number of lawsuits	2
Customer deposits | $		$ 1,100	$ 400
Escrow deposit | $		$ 30	166
Prepaid expenses and other
Loss Contingencies [Line Items]
Escrow deposit | $			$ 136
Subsequent Event
Loss Contingencies [Line Items]
Number of lawsuits, COVID-19				82
Number of lawsuits dismissed or settled, COVID-19				8
Number of class actions, COVID-19				10
Number of class actions dismissed or settled, COVID-19				5